Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2016	2015
LNG terminal costs
LNG terminal	$5,270,039	$42,220
LNG terminal construction-in-process	6,675,317	9,795,309
Accumulated depreciation	(75,662)	(789)
Total LNG terminal costs, net	11,869,694	9,836,740
Fixed assets and other
Furniture and fixtures	1,446	1,154
Computer software	4,373	3,782
Machinery and equipment	405	339
Vehicles	2,731	1,405
Other	714	390
Accumulated depreciation	(4,520)	(2,403)
Total fixed assets and other, net	5,149	4,667
Property, plant and equipment, net	$11,874,843	$9,841,407

Property, Plant and Equipment, Estimated Useful Lives
The identifiable components of the Liquefaction Project with similar estimated useful lives have a depreciable range between 6 and 50 years, as follows:

Components	Useful life (yrs)
Water pipelines	30
Liquefaction processing equipment	6-50
Other	15-30